Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Accounts receivable, gross	9,494,308	5,898,773
Less: allowance for current expected credit loss	(221,292)	(89,399)
Accounts receivable, net	9,273,016	5,809,374

Schedule of Movement of Allowance for Current Expected Credit Losses

The movement of the allowance for current expected credit loss was as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Balance at beginning of the year	(89,399)	(52,773)	-
Provision	(124,517)	(38,616)	(52,914)
Exchange difference	(7,376)	1,990	141
Balance at end of the year	(221,292)	(89,399)	(52,773)